Business Acquisition	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Acquisition	BUSINESS ACQUISITION
XRM Vision
Overview
On December 1, 2024, the Company acquired all of the issued and outstanding shares of Canadian-based XRM Vision Inc. and all of its affiliates (“XRM Vision”) (the “XRM Acquisition”), a recognized Microsoft partner. Management expects that XRM Vision’s expertise will complement its existing business and will reinforce Alithya’s smart shoring capabilities.
The XRM Acquisition was completed for total consideration of up to $34,384,000, in aggregate.
The total purchase consideration of up to $30,009,000 consisted of: (i) $7,377,000 paid in cash at closing; (ii) final working capital adjustment of $632,000, included in accounts payable and accrued liabilities as at March 31, 2025; (iii) $2,875,000 paid by the issuance of 1,724,550 Subordinate Voting Shares; (iv) $8,625,000 of balance of sale, payable over three years on December 1, 2025, 2026 and 2027 (the "Anniversary Dates"); and (v) potential earn-out consideration of up to $10,500,000, including $9,000,000 payable in cash and $1,500,000 by the issuance of Subordinate Voting Shares.
The total other consideration of $4,375,000 consisted of: (i) 1,724,553 Subordinate Voting Shares, with a fair value of $2,875,000, issued at closing; and (ii) Subordinate Voting Shares with a value of up to $1,500,000 which may be issued as part of the earn-out consideration. These Subordinate Voting Shares issued and/or issuable are subject to claw-back clauses based on continued employment and accordingly, these share considerations are recognized as share-based compensation granted on business acquisition over three years (note 14).
The number of Subordinate Voting Shares issuable as part of the earn-out will be determined by dividing the earn-out amount payable in Subordinate Voting Shares by the Volume Weighted Average Price (‘’VWAP’’) for the 15 trading days ending on and including the date that is 2 business days prior to the payment date of the earn-out. The settlement of the earn-out will be due after the 18 months following closing, once the earn-out consideration has been finalized.
The total earn-out consideration of $12,000,000, in aggregate, is contingent upon the future financial performance of the acquired business over a consecutive 12-month period within the 18 months following the acquisition date. The undiscounted scenario-based weighted average expected payout amount for the total potential earn-out consideration is $7,260,000.
The fair value of the earn-out purchase price consideration of $5,104,000 is classified as a financial liability recorded at fair value through profit and loss and comprised an undiscounted scenario-based weighted average expected payout amount for the potential earn-out consideration included in the purchase consideration of $6,353,000. The contingent consideration liability included in the purchase price is included in Level 3 of the fair value hierarchy and will be remeasured at fair value at each reporting date. The fair value was determined using a scenario-based method, under which the Company identifies multiple outcomes, probability-weights the contingent consideration payoff under each outcome, and discounts the result to arrive at the expected present value of the contingent consideration. At acquisition date, the discount rate used was 15.7%. Subsequent changes to the fair value of contingent consideration liability included in the purchase price will be recorded to business acquisition, integration and reorganization costs. There were no substantive changes to the contingent consideration liability as at March 31, 2025.
As part of the XRM Acquisition, the Company assumed $829,000 of long-term debt of which an amount of $333,000 was repaid immediately upon closing.
4. BUSINESS ACQUISITION (CONT'D)
For the year ended March 31, 2025, the Company incurred acquisition-related costs pertaining to the XRM Acquisition of approximately $1,084,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
Purchase Price Allocation

The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

	As at March 31, 2025	Preliminary at acquisition date	Adjustments
Acquisition of XRM Vision	$	$	$

Current assets
Cash	995	995	—
Accounts receivable and other receivables	3,539	3,539	—
Unbilled revenues	110	110	—
Tax credits receivable	467	1,483	(1,016)
Prepaids	207	207	—
	5,318	6,334	(1,016)
Non-current assets
Tax credits receivable	275	—	275
Property and equipment	60	73	(13)
Right-of-use assets	54	54	—
Intangibles (note 8)	9,700	9,711	(11)
Goodwill (note 9)	14,662	18,608	(3,946)
Total assets acquired	30,069	34,780	(4,711)

Current liabilities
Accounts payable and accrued liabilities	2,829	2,829	—
Deferred revenue	351	351	—
Current portion of lease liabilities	106	106	—
Current portion of long-term debt	511	511	—
	3,797	3,797	—
Non-current liabilities
Lease liabilities	34	34	—
Long-term debt	318	318	—
Deferred tax liabilities	2,410	2,715	(305)
Total liabilities assumed	6,559	6,864	(305)

Net assets acquired	23,510	27,916	(4,406)

4. BUSINESS ACQUISITION (CONT'D)
As at December 31, 2024, due to the short period of time between the acquisition date and reporting period, the determination of the fair value of intangible assets and purchase consideration, final closing adjustments and related income tax payable and deferred tax considerations was preliminary pending the completion of selection of appropriate valuation techniques and inputs. As a result, some changes have been made to the purchase consideration and the allocation of fair value. The goodwill adjustment resulted primarily from the determination of the fair value of the earn-out consideration. In addition, the tax credits receivable were applied to settle the income tax payable related to the period prior to the acquisition and a portion was reclassified as a non-current asset. The fair value of the assets acquired and liabilities assumed is preliminary pending completion. Should new information, obtained within one year of the date of acquisition, about the facts and circumstances that existed at the date of the XRM Acquisition, result in adjustments, or require additional provisions for conditions that existed at the date of the XRM Acquisition, the fair value will then be revised. Accordingly, the values in the table above are subject to change.
The XRM Acquisition is being accounted for using the acquisition method of accounting.
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of XRM Vision into the Company's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
Purchase consideration
The following table summarizes the acquisition date fair value of each class of purchase consideration :

	As at March 31, 2025	Preliminary at acquisition date	Adjustments
Acquisition of XRM Vision	$	$	$
Cash consideration	7,377	7,377	—
Working capital adjustment to be settled in cash	632	—	632
Issuance of 1,724,550 Subordinate Voting Shares (note 13) (a)	2,875	2,875	—
Balance of purchase price payable with a nominal value of $8,625,000 (note 11) (a)	7,522	7,905	(383)
Contingent consideration with a maximum amount of $10,500,000, recorded at fair value (a)	5,104	9,759	(4,655)
Total purchase consideration	23,510	27,916	(4,406)

(a) Non-cash investing and financing activities
XRM Vision's contribution to the Company’s results
For the year ended March 31, 2025, the XRM Vision business contributed revenues of approximately $4,662,000 and a loss before income taxes in the amount of $2,738,000, including amortization, primarily related to the acquired customer relationships, of $712,000, share-based compensation granted on business acquisitions of $770,000 (note 14), interest accretion of $450,000 and business acquisition costs of $1,084,000 (note 20).
4. BUSINESS ACQUISITION (CONT'D)
If the acquisition had occurred on April 1, 2024, pro-forma consolidated revenues and earnings before income taxes would have been $484,523,000 and $2,723,000, respectively, for the year ended March 31, 2025. These amounts have been calculated using XRM Vision’s results and adjusting for:
•differences in accounting policies between the Company and XRM Vision;
•the removal of transaction costs incurred by XRM Vision from April 1, 2024 to November 30, 2024; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2024.